Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 133,922,354.40
Previously Paid Amount	0
Total Fee Amount	20,504
Total Offset Amount	0
Net Fee	$ 20,504